Retirement Benefit Plans - Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	$ 1.3	$ 1.5
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	27.2	26.8
Plan assets at fair market value	$ 8.6	$ 7.9